Share-based payments - 2020 grant to new CEO and supervisory board grant (Details) - 2019 Plan € / shares in Units, € in Thousands, SFr in Thousands					4 Months Ended	12 Months Ended
	Dec. 18, 2020 Options € / shares	Dec. 01, 2020 CHF (SFr) USD ($)	Dec. 01, 2020 $ / shares	Sep. 11, 2020 Options USD ($)	Apr. 15, 2021 Options USD ($) $ / shares	Dec. 31, 2020 CHF (SFr) Options USD ($)	Dec. 31, 2020 Options USD ($) $ / shares shares	Dec. 31, 2020 EUR (€) Options USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year						1,585,100		1,585,100
Number
Outstanding at January 1 | Options					154,925
Granted during the year | Options						154,925		154,925
Outstanding at December 31 | Options						154,925		154,925
Vested at December 31 | shares							36,175
Exercisable at December 31 | Options							36,175
WAEP
Outstanding at January 1 | $ / shares					$ 11.60
Granted during the year | (per share)	€ 0						$ 11.60
Outstanding at December 31 | $ / shares							11.60
Vested at December 31 | $ / shares							11.60
Exercisable at December 31 | $ / shares							$ 11.60
Number
Outstanding as of January 1					1,585,100
Granted during the year						1,585,100		1,585,100
Outstanding as of December 31						1,585,100		1,585,100
Vested at December 31						124,850		124,850
Exercisable as of December 31							124,850
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year | Options	300,000
Contractual life	10 years
Number
Granted during the year | Options	300,000
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year | Options						1,033,600		1,033,600
Value of ordinary shares to be issued as per share based payment arrangement | SFr		SFr 1,000
Value of other equity instruments granted under share based payment arrangement | SFr		SFr 1,400				SFr 1,400
Contractual life		10 years
Number
Granted during the year | Options						154,925		154,925
Number
Granted during the year | Options						1,033,600		1,033,600
Chief Executive Officer | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year		324,000		72,350
Number
Granted during the year		324,000		72,350
Chief Executive Officer | Performance Based RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year		500,000
Number
Granted during the year		500,000
Chief Executive Officer | Options
Number
Granted during the year | Options				36,175
Chief Executive Officer | Volume weighted average stock price equals or exceeds USD 24 prior to January 1st, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units vested during the period		200,000
Share hurdle price | $ / shares			$ 24
Chief Executive Officer | Volume weighted average stock price equals or exceeds USD 33 prior to January 1st, 2024.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units vested during the period		300,000
Share hurdle price | $ / shares			$ 33
Supervisory board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year						300,000		300,000
Contractual life						10 years		10 years
Value of equity ordinary shares | €								€ 80,000
Maximum percentage of lost time injury						100.00%		100.00%
Period of tradings days						60 days		60 days
Number
Granted during the year						300,000		300,000
Supervisory board members | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award constitutes RSU's						75.00%		75.00%
Supervisory board members | Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of award constitutes stock options						25.00%		25.00%
Chairman
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of additional equity ordinary shares | €								€ 60,000
Vice chairman
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of additional equity ordinary shares | €								40,000
Chairman of audit committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of additional equity ordinary shares | €								40,000
Chairman of compensation committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of additional equity ordinary shares | €								€ 8,000